Income Per Share Attributable to Equity Holders of the Company	6 Months Ended
Sep. 30, 2025
Income Per Share Attributable to Equity Holders of the Company [Abstract]
INCOME PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY
21.	INCOME PER SHARE ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY

The basic loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares of the Company in issue during the period.

The diluted loss per share is calculated as the loss for the year attributable to equity holders of the Company divided by the weighted average number of ordinary shares used in the calculation which is the weighted average number of ordinary shares in issue plus the number of shares held under the share purchase warrants (2024: Nil). For the period ended September 30, 2025, the Company had 18,900,000 share purchase warrants outstanding, which could potentially dilute basic loss per share in the future, but were excluded from the computation of diluted income (loss) per share in the period presented, as their effects would have been anti-dilutive.

The Company had no potentially dilutive ordinary shares in issue during the period.

	For the six months ended September 30
	2025	2024
	(Unaudited)	(Unaudited)
Basic (Loss) Income Per Share Numerator
(Loss)/income for the period attributable to owners of the Company	$(2,879,190)	$6,120,248

Diluted (Loss) Income Per Share Numerator
(Loss)/income for the period attributable to owners of the Company	$(2,879,190)	$6,120,248

Basic (Loss) Income Per Share Denominator
Original shares:	39,498,371	37,248,371
Additions from actual events:
- Issuance of common stock, weighted	1,929,912	797,390
Basic weighted average shares outstanding	41,428,283	38,045,761

Diluted (Loss) Income Per Share Denominator
Diluted Weighted Average Shares Outstanding:	41,428,283	38,045,761

(Loss) Income Per Share
- Basic and diluted	$(0.07)	$0.16
Weighted Average Shares Outstanding
- Basic and diluted	41,428,283	38,045,761